Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deductible value-added tax input	9,022	22,706	3,111
Prepayment for acquisition of inventories	2,168	20,048	2,747
Deposits	1,373	16,082	2,203
Prepayment for service	6,702	6,733	922
Prepayment for an equity investment	—	2,000	274
Foreign exchange forward contract	1,743	8	1
Loans receivable – current portion (Note 9)	2,163	—	—
Others	1,520	721	98

	24,691	68,298	9,356